Goodwill and Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Continuity of Goodwill By Group of CGUs
A continuity of our goodwill by group of CGUs for the years ended October 31, 2019 and 2018 is as follows:

(Canadian $ in millions)			Personal and Commercial Banking					Wealth Management			BMO Capital Markets		Total
	Canadian P&C		U.S. P&C		Total	Traditional Wealth Management		Insurance		Total
Balance – October 31, 2017	97		3,719		3,816	2,137		2		2,139	289		6,244
Acquisitions (disposals) during the year	–		–		–	–		–		–	54		54
Foreign exchange and other (1)	–		78		78	(8)		–		(8)	5		75
Balance – October 31, 2018	97		3,797		3,894	2,129		2		2,131	348		6,373
Acquisitions (disposals) during the year	–		–		–	–		–		–	–		–
Foreign exchange and other (1)	–		(1)		(1)	16		–		16	(48)		(33)
Balance – October 31, 2019	97	(2)	3,796	(3)	3,893	2,145	(4)	2	(5)	2,147	300	(6)	6,340

(1)	Other changes in goodwill included the effects of translating goodwill denominated in foreign currencies into Canadian dollars and purchase accounting adjustments related to prior-year purchases.
(2)	Relates primarily to bcpbank Canada, Diners Club, Aver Media LP and GE Transportation Finance.
(3)	Relates primarily to First National Bank & Trust, Ozaukee Bank, Merchants and Manufacturers Bancorporation, Inc., Diners Club, AMCORE, M&I and GE Transportation Finance.
(4)
Relates to BMO Nesbitt Burns Inc., Guardian Group of Funds Ltd., Pyrford International Limited, LGM Investments Limited, M&I, myCFO, Inc., Stoker Ostler Wealth Advisors, Inc., CTC Consulting LLC, AWMB and F&C Asset Management plc.

(5)	Relates to AIG.
(6)	Relates to Gerard Klauer Mattison, BMO Nesbitt Burns Inc., Paloma Securities L.L.C., M&I, Greene Holcomb Fisher and KGS.

Summary of Intangible Assets	The following table presents the changes in the balance of these intangible assets:

(Canadian $ in millions)	Customer relationships	Core deposits	Branch distribution networks	Software – amortizing (1)	Software under development	Other	Total
Cost as at October 31, 2017	654	931	187	3,696	398	376	6,242
Additions (disposals)	35	–	–	422	94	12	563
Foreign exchange and other	(1)	20	4	9	4	(4)	32
Cost as at October 31, 2018	688	951	191	4,127	496	384	6,837
Additions (disposals)	–	–	–	718	(91)	30	657
Foreign exchange and other	72	–	–	(9)	(3)	33	93
Cost as at October 31, 2019	760	951	191	4,836	402	447	7,587

(1)	Includes $679 million of internally generated software ($416 as at October 31, 2018).
The following table presents the accumulated amortization of our intangible assets:

(Canadian $ in millions)	Customer relationships	Core deposits	Branch distribution networks	Software – amortizing	Software under development	Other	Total
Accumulated amortization at October 31, 2017	431	762	187	2,618	–	85	4,083
Amortization	46	51	–	387	–	19	503
Disposals	–	–	–	(20)	–	–	(20)
Foreign exchange and other	(2)	17	4	(15)	–	(5)	(1)
Accumulated amortization at October 31, 2018	475	830	191	2,970	–	99	4,565
Amortization	60	48	–	395	–	51	554
Disposals	–	–	–	(11)	–	–	(11)
Foreign exchange and other	16	–	–	7	–	32	55
Accumulated amortization at October 31, 2019	551	878	191	3,361	–	182	5,163
Carrying value at October 31, 2019	209	73	–	1,475	402	265	2,424
Carrying value at October 31, 2018	213	121	–	1,157	496	285	2,272